Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of provision for income taxes
Current	$ 1,447,633	$ 526,202	$ 380,121
Deferred	(172,000)	109,657	215,748
Total	$ 1,275,633	$ 635,859	$ 594,240